Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (320,276)	$ 50,861	$ (315,479)	$ (51,791)
Other comprehensive income (loss)
Unrealized (loss) gain on qualifying cash flow hedging instruments (note 7)	(272)	2,182	(3,150)	(17,705)
To interest expense:
Realized loss on qualifying cash flow hedging instruments (note 7)	424	0	1,186	0
Other comprehensive income (loss)	152	2,182	(1,964)	(17,705)
Comprehensive (loss) income	(320,124)	53,043	(317,443)	(69,496)
Non-controlling interests in comprehensive (loss) income	(2,785)	3,161	3,126	7,545
Preferred unitholders' interest in comprehensive (loss) income	11,917	12,386	36,689	33,449
General and limited partners' interest in comprehensive (loss) income	$ (329,256)	$ 37,496	$ (357,258)	$ (110,490)